Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2018
Share-based compensation
Schedule of amount of expenses included in the accompanying statements of comprehensive income
The amount of expenses for the years ended March 31, 2018, 2017 and 2016 included in the accompanying statements of comprehensive income was as follows:

	2018	2017	2016
SOP III	19,078	19,094	12,043
CEO remuneration	8,702	8,702	4,970
Top Management bonus	1,188	1,188	1,188
Total	28,968	28,984	18,201

Restricted Stock Units (RSUs) | Top Management Bonus
Share-based compensation
Schedule of vesting of awards
The RSUs are subject to service conditions and are vesting in annual increments over a five-year period as follows:

RSUs
March 31, 2015	32,851
March 31, 2016	32,851
March 31, 2017	32,851
March 31, 2018	32,851
March 31, 2019	32,853
164,257

Schedule of information about the awards
The following schedule presents the information about the RSUs outstanding as of March 31, 2018 and March 31, 2017:

	As of March 31
	2018	2017
The quantity of RSUs outstanding, units	65,704	98,555
The weighted-average remaining contractual term, days	365	548
The intrinsic value of the RSUs outstanding	$2,691	$6,165

Restricted Stock Units (RSUs) | CEO remuneration
Share-based compensation
Schedule of vesting of awards
The RSUs have no exercise price. The vesting schedule for both grants is presented below:

RSUs
August 12, 2015	65,703
August 12, 2016	65,703
August 12, 2017	65,703
August 12, 2018	65,703
August 12, 2019	394,214
657,026

Schedule of information about the awards
The following schedule presents the information about the RSUs outstanding as of March 31, 2018 and 2017:

	As of March 31,
	2018	2017
The quantity of RSUs outstanding, units	459,917	657,026
The weighted-average remaining contractual term, days	447	727
The intrinsic value of the RSUs outstanding	$18,834	$30,026

Schedule of grant-date share prices	The grant-date share prices in U.S. dollars for the two grants were as follows:

	Granted on December 16, 2014	Granted on November 10, 2015
Grant-date share price	36.21	70.3

RSUs, SARs and PSAs | SOP III
Share-based compensation
Schedule of vesting of awards
The following table presents the vesting schedule of the instruments granted:

	PSAs	SARs	RSUs
For the year ended March 31, 2016	264,690	91,652	145,144
For the year ended March 31, 2017	356,612	134,339	240,340
For the year ended March 31, 2018	361,272	139,275	360,008
For the year ended March 31, 2019	507,745	195,515	314,351
	1,490,319	560,781	1,059,843

Schedule of reconciliation of outstanding awards
The following table reconciles the quantity of restricted stock units, stock appreciation rights and performance share awards as of March 31, 2017, to the quantity as of March 31, 2018:

	RSUs	SARs	PSAs
Outstanding as of March 31, 2017	474,220	351,323	939,158
Granted during the period	160,699	—	48,733
Exercised during the period	(322,942)	(84,166)	(230,236)
Forfeited during the period	(71,339)	(85,273)	(61,391)
Outstanding as of March 31, 2018	240,638	181,884	696,264

Summary of information of non-vested awards
The following table summarizes information about restricted stock units, stock appreciation rights and performance share awards for the period from March 31, 2017 to March 31, 2018:

	RSUs		SARs		PSAs
	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $
Non-vested as of March 31, 2017	474,220	41.35	254,019	5.53	757,558	5.80
Granted during the period	160,699	57.36	—	—	48,733	22.00
Vested during the period	(322,942)	47.53	(93,288)	5.30	(308,886)	6.42
Forfeited during the period	(71,339)	44.05	(85,273)	6.25	(61,391)	5.16
Non-vested as of March 31, 2018	240,638	42.96	75,458	5.01	436,014	7.26

Summary of information on outstanding and exercisable awards
The schedule below summarizes the information about restricted stock units, stock appreciation rights and performance share awards outstanding and exercisable as of March 31, 2018:

	Restricted stock units	Stock Appreciation Right	Performance Share Award
Outstanding as of March 31, 2018
Quantity of outstanding instruments	240,638	181,884	696,264
Intrinsic value	$9,854	$661	$5,527
Weighted-average remaining contractual term, days	81	96	91
Vested and exercisable as of March 31, 2018
Number of instruments	—	106,426	260,250
Intrinsic value, in thousands of the U.S. dollars	$—	$2,226	$1,172

Summary of intrinsic value of awards exercised
The following table summarizes information about the intrinsic value of Company's restricted stock units, stock appreciation rights and performance share awards exercised during 2017 and 2018:

	2018	2017
Total intrinsic value of RSUs exercised	$11,837	$11,052
Total intrinsic value of SARs exercised	$1,476	$680
Total intrinsic value of PSAs exercised	$5,073	$4,746

SARs and PSAs | SOP III
Share-based compensation
Valuation assumptions
The fair value of SARs and PSAs was measured using Longstaff—Schwartz model. Valuation of SARs and PSAs was made using the following assumptions:

Risk free interest rate	2%
Expected dividend yield	—%
Attrition rate	3%
Volatility factor	40%

The following grant-date share prices were used in the valuation:

Grant date	Grant-date share price, $	Grant date	Grant-date share price, $	Grant date	Grant-date share price, $
December 16, 2014	36.21	August 31, 2016	51.31	August 22, 2017	48.10
January 1, 2016	71.36	November 10, 2016	48.85	November 16, 2017	46.95
February 11, 2016	55.64	November 14, 2016	54.85	November 17, 2017	53.20
April 1, 2016	56.46	February 15, 2017	57.55	December 5, 2017	51.90
May 12, 2016	58.30	May 22, 2017	65.60	February 12, 2018	54.20
June 27, 2016	52.66	June 27, 2017	62.20